RELATED PARTY TRANSACTIONS - Schedule of Remuneration of Directors and Other Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Salaries, directors’ fees and other short-term benefits	$ 11,598	$ 3,203
Share-based payments	6,640	3,732
Termination benefits	8,517	0
Total key management personnel compensation	$ 26,755	$ 6,935